OIL & NATURAL GAS PROPERTIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Extractive Industries [Abstract]
Evaluated costs subject to amortization
Unevaluated costs	119,538,170	79,695,928	61,319,652
Total capitalized costs	119,538,170	79,695,928	61,319,652
Less accumulated depreciation, depletion and amortization			(15,656,182)
Total oil and gas properties	119,538,170	79,695,928	45,663,470
Less accumulated depreciation, depletion and amortization			$ 15,656,182